                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: Dec. 31, 2005
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Check here if Amendment: |_|; Amendment Number:
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This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kensico Capital Mgmt
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Address: 55 Railroad Avenue
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         2nd Floor
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         Greenwich, CT 06830
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Warshawsky
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Title: Account Manager
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Phone: 212 713-9451
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Signature, Place, and Date of Signing:

 /s/ Anna Warshawsky             New York, NY                    02/14/06
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    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
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[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

       ITEM 1           ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6               ITEM 7            ITEM 8
------------------    ---------   --------   --------        ---------  ----------------------     --------    --------------------
                       TITLE                  FAIR                                     SHARED                    VOTING AUTHORITY
                        OF        CUSIP      MARKET          SHRS OF     SOLE SHARED   OTHER                   SOLE   SHARED  NONE
  NAME OF ISSUER       CLASS      NUMBER      VALUE          PRN AMT     (A)   (B)      (C)        MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------        -------     ---  ------ ----------    --------    ----   ------  -----
ACTIVCARD S A
 SPONSORED AD         OTC EQ      00506J107  1,864,061       534,115      X                        KENP     534,115
ALLEGHENY
 ENERGY INC           COMMON      017361106  15,119,205      477,700      X                        KENP     477,700
ALTRIA GROUP INC      COMMON      02209S103  50,481,355      675,607      X                        KENP     675,607
ARRIS GROUP INC       OTC EQ      04269Q100  1,854,425       195,821      X                        KENP     195,821
ASHLAND INC           COMMON      044209104  29,071,590      502,100      X                        KENP     502,100
BERKSHIRE
 HATHAWAY
 INC-DEL              COMMON      084670108  17,103,660      193          X                        KENP     193
BROOKLINE
 BANCORP INC          OTC EQ      11373M107  1,123,525       79,289       X                        KENP     79,289
CABOT CORP            COMMON      127055101  2,548,960       71,200       X                        KENP     71,200
CALL GENERAL
 MTRS FEB 22.5        CALL OP     3704426BX  89,900          116,000      X                        KENP     116,000
CARMAX INC            COMMON      143130102  7,216,176       260,700      X                        KENP     260,700
CBIZ INC              OTC EQ      124805102  4,568,120       758,824      X                        KENP     758,824
C-COR.NET
 CORPORATION          OTC EQ      125010108  7,798,861       1,604,704    X                        KENP     1,604,704
CERIDIAN CORP         COMMON      156779100  33,987,345      1,367,700    X                        KENP     1,367,700
CITIZENS
 COMMUNICATIONS CO    COMMON      17453B101  11,521,883      942,100      X                        KENP     942,100
COOPER COMPANIES
 INC NEW (            COMMON      216648402  8,587,620       167,400      X                        KENP     167,400
DURA AUTOMOTIVE
 SYSTEMS IN           OTC EQ      265903104  571,424         255,100      X                        KENP     255,100
ECHOSTAR
 COMMUNICATIONS CO    OTC EQ      278762109  54,431,755      2,002,640    X                        KENP     2,002,640
ERIE INDEMNITY
 CO-CL A              OTC EQ      29530P102  22,428,535      421,589      X                        KENP     421,589
GEMSTAR TV GUIDE
 INTL INC             OTC EQ      36866W106  2,278,345       872,929      X                        KENP     872,929
GEN PROBE INC         OTC EQ      36866T103  3,338,407       68,424       X                        KENP     68,424
GETTY REALTY
 CORP NEW             COMMON      374297109  2,891,900       110,000      X                        KENP     110,000
GSI COMMCERCE INC     OTC EQ      36238G102  6,265,368       415,200      X                        KENP     415,200
GUIDANT CORP          COMMON      401698105  11,842,775      182,900      X                        KENP     182,900
HARMAN
 INTERNATIONAL        COMMON      413086109  68,495,000      700,000      X                        KENP     700,000
HOLLINGER
 INTERNATIONAL        COMMON      435569108  10,531,584      1,175,400    X                        KENP     1,175,400
INTERGRAPH CORP       OTC EQ      458683109  31,108,786      624,549      X                        KENP     624,549
ITC HOLDINGS CORP     COMMON      465685105  2,106,750       75,000       X                        KENP     75,000
MASSEY ENERGY CORP    COMMON      576206106  3,787,000       100,000      X                        KENP     100,000
NOVELIS INC           COMMON      67000X106  70,355,431      3,367,900    X                        KENP     3,367,900
NTL INC DEL           OTC EQ      62940M104  31,262,336      459,200      X                        KENP     459,200
PHARMACEUTICAL
 PRODUCT              OTC EQ      717124101  7,384,440       119,200      X                        KENP     119,200
PUT BIOMET INC
 JAN 35               PUT OP      0906136MG  277,520         693,800      X                        KENP     693,800
PUT BIOMET INC
 APR 32.5             PUT OP      09096136PZ 185,000         200,000      X                        KENP     200,000
PUT ZIMMER HLDGS
 OCT 65               PUT OP      98956P6MP  1,040,395       82,900       X                        KENP     82,900
R R DONNELLEY &
 SONS CO              COMMON      257867101  5,244,393       153,300      X                        KENP     153,300
RENOVIS INC           OTC EQ      759885106  9,633,951       629,670      X                        KENP     629,670
RSA SECURITY INC      OTC EQ      749719100  13,178,732      1,177,724    X                        KENP     1,177,724
SEACOR HOLDINGS INC   COMMON      811904101  66,325,314      973,940      X                        KENP     973,940
SOLUTIA INC           OTC EQ      834376105  1,698,165       3,773,700    X                        KENP     3,773,700
SPRINT NEXTEL
 CORPORATION          COMMON      852061100  40,882,359      1,750,101    X                        KENP     1,750,101
STRYKER CORP          COMMON      863667101  2,612,484       58,800       X                        KENP     58,800
SYNAGRO
 TECHNOLOGIES INC     OTC EQ      871562203  1,034,235       244,500      X                        KENP     244,500
TBS INTL LTD
 CL A                 OTC EQ      G86975151  940,456         141,635      X                        KENP     141,635
TELEWEST
 GLOBAL INC           OTC EQ      87956T107  20,866,320      876,000      X                        KENP     876,000
TIME WARNER INC       COMMON      887317105  25,786,784      1,478,600    X                        KENP     1,478,600
TXU CORP              COMMON      873168108  13,000,716      259,030      X                        KENP     259,030
UNITEDHEALTH
 GROUP INC            COMMON      91324P102  12,876,154      207,212      X                        KENP     207,212
WILLIAMS SCOTSMAN
 INTL INC             OTC EQ      96950G102  10,508,364      607,069      X                        KENP     607,069
ZIMMER HOLINGS INC    COMMON      98956P102  5,590,776       82,900       X                        KENP     82,900

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                 Subtotals
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Value Total                                  Entry Total
                  753,698,640                                 49